Debt and Other Financing - Schedule of Debt Instrument Carrying Amount (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 81,237	$ 103,435	$ 123,044
Related Party Loans [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 81,237	$ 83,737	80,946
Related Party Loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	6.00%	6.00%
Related Party Loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	4.00%	4.00%
Paycheck Protection Program Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 0	$ 3,600
Debt Instrument, Interest Rate, Effective Percentage	1.86%	1.86%
Line of Credit [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 0	$ 16,098	16,098
Debt Instrument, Interest Rate, Effective Percentage	3.65%	3.65%
Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross			$ 26,000